Segment Reporting	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Reporting
16.	Segment Reporting

Management has concluded that our chief operating decision maker (CODM) consists of both its chief executive officer and chief financial officer. The Company’s CODMs collectively review the entire organization’s consolidated results as a whole on a monthly basis to evaluate performance and make resource allocation decisions. Management views the Company’s operations and manages its business as one operating segment.

Geographic Areas

Sales to customers outside of the United States are not material for any of the periods presented. Additionally, the Company does not have long-lived assets outside of the United States.

Revenue by Technology Market

The following table presents total technology offerings revenue and services revenue by technology market, based on the Company’s internal classification of revenue (in thousands):

	Year Ended December 31,
	2017	2016	2015
Technology Offerings
Collaboration	$227,981	$232,357	$207,202
Enterprise Networking, Data Center, Cloud and Security	225,125	207,447	90,279

	$453,106	$439,804	$297,481

Services
Collaboration	$381,715	$319,208	$288,167
Enterprise Networking, Data Center, Cloud and Security	84,105	56,597	15,816

	$465,820	$375,805	$303,983

Total
Collaboration	$609,696	$551,565	$495,369
Enterprise Networking, Data Center, Cloud and Security	309,230	264,044	106,095

Total	$918,926	$815,609	$601,464